Panagram BBB-B CLO ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 87.3% (a)(b)	Principal Amount	Value
Bermuda - 0.1%
OHA Credit Funding 13 Ltd., Series 2022-13A, Class D, 10.52% (3 mo. Term SOFR + 5.19%), 07/20/2035 (c)	$250,000	$251,381

Cayman Islands - 72.7%
AGL CLO 10 Ltd., Series 2021-10A, Class E, 11.59% (3 mo. Term SOFR + 6.26%), 04/15/2034 (c)	1,250,000	1,255,275
AGL CLO 14 Ltd., Series 2021-14A, Class D, 8.64% (3 mo. Term SOFR + 3.31%), 12/02/2034 (c)	1,000,000	1,003,459
AGL CLO 17 Ltd., Series 2022-17A, Class D, 8.43% (3 mo. Term SOFR + 3.10%), 01/21/2035 (c)	1,500,000	1,504,547
Aimco CDO 14 Ltd., Series 2021-14A, Class E, 11.34% (3 mo. Term SOFR + 6.01%), 04/20/2034 (c)	2,000,000	2,011,654
Aimco CLO 15 Ltd., Series 2021-15A, Class E, 11.53% (3 mo. Term SOFR + 6.21%), 10/17/2034 (c)	250,000	251,194
Aimco CLO 16 Ltd., Series 2021-16A, Class E, 11.78% (3 mo. Term SOFR + 6.46%), 01/17/2035 (c)	2,000,000	2,016,850
Apidos CLO XI Ltd., Series 2012-11A, Class DR3, 9.33% (3 mo. Term SOFR + 4.01%), 04/17/2034 (c)	3,250,000	3,255,889
Apidos CLO XXXVI Ltd, Series 2021-36A, Class D, 8.49% (3 mo. Term SOFR + 3.16%), 07/20/2034 (c)	1,000,000	1,003,503
Apidos CLO XXXVI Ltd., Series 2021-36A, Class E, 11.54% (3 mo. Term SOFR + 6.21%), 07/20/2034 (c)	4,500,000	4,533,340
Bain Capital Credit CLO 2021-7 Ltd., Series 2021-7A, Class D, 8.84% (3 mo. Term SOFR + 3.51%), 01/22/2035 (c)	1,000,000	1,001,942
Ballyrock CLO 15 Ltd., Series 2021-1A, Class D, 11.81% (3 mo. Term SOFR + 6.48%), 04/15/2034 (c)	3,000,000	3,015,636
Barings CLO 2018-III Ltd., Series 2018-3A, Class D, 8.49% (3 mo. Term SOFR + 3.16%), 07/20/2029 (c)	2,000,000	2,008,472
Barings CLO 2018-IV Ltd., Series 2018-4A, Class D, 8.49% (3 mo. Term SOFR + 3.16%), 10/15/2030 (c)	1,000,000	1,002,990
Barings CLO 2020-IV Ltd., Series 2020-4A, Class D2, 11.09% (3 mo. Term SOFR + 5.76%), 01/20/2032 (c)	1,000,000	994,874
Barings CLO 2021-I Ltd., Series 2021-1A, Class D, 8.49% (3 mo. Term SOFR + 3.16%), 04/25/2034 (c)	1,000,000	1,001,697
Basswood Park CLO Ltd., Series 2021-1A, Class E, 11.74% (3 mo. Term SOFR + 6.41%), 04/20/2034 (c)	3,000,000	3,021,501
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class DR, 8.43% (3 mo. Term SOFR + 3.10%), 01/15/2033 (c)	1,500,000	1,501,755
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class D, 9.07% (3 mo. Term SOFR + 3.75%), 07/20/2034 (c)	3,250,000	3,269,922
Bethpage Park CLO Ltd., Series 2021-1A, Class D, 8.54% (3 mo. Term SOFR + 3.21%), 10/15/2036 (c)	2,000,000	2,003,422
Birch Grove CLO 2 Ltd., Series 2021-2A, Class E, 12.54% (3 mo. Term SOFR + 7.21%), 10/19/2034 (c)	2,000,000	2,003,746
Birch Grove CLO 3 Ltd., Series 2021-3A, Class E, 12.57% (3 mo. Term SOFR + 7.24%), 01/19/2035 (c)	4,750,000	4,779,953
Buttermilk Park CLO Ltd., Series 2018-1A, Class DR, 8.28% (3 mo. Term SOFR + 2.95%), 10/15/2031 (c)	3,000,000	3,016,536
Carlyle US CLO 2020-2 Ltd., Series 2020-2A, Class DR, 12.29% (3 mo. Term SOFR + 6.96%), 01/25/2035 (c)	2,064,420	2,081,003
Carlyle US CLO 2021-4 Ltd., Series 2021-4A, Class E, 12.19% (3 mo. Term SOFR + 6.86%), 04/20/2034 (c)	1,000,000	1,007,765
Carlyle US CLO 2021-5 Ltd., Series 2021-5A, Class E, 11.84% (3 mo. Term SOFR + 6.51%), 07/20/2034 (c)	1,500,000	1,510,859
Carlyle US CLO 2022-3 Ltd., Series 2022-3A, Class D1R, 9.17% (3 mo. Term SOFR + 3.85%), 04/20/2037 (c)	3,000,000	3,018,495
Carlyle US CLO 2022-5 Ltd., Series 2022-5A, Class E, 13.79% (3 mo. Term SOFR + 8.46%), 10/15/2035 (c)	2,400,000	2,464,819
Carlyle US CLO 2023-1 Ltd., Series 2023-1A, Class E, 13.79% (3 mo. Term SOFR + 8.46%), 07/20/2035 (c)	1,000,000	1,051,200
Carlyle US CLO 2023-4 Ltd., Series 2023-4A, Class D, 9.42% (3 mo. Term SOFR + 4.10%), 10/25/2036 (c)	3,000,000	3,021,108
Cayuga Park CLO Ltd., Series 2020-1A, Class DR, 8.68% (3 mo. Term SOFR + 3.36%), 07/17/2034 (c)	3,000,000	3,010,002
CIFC Funding 2013-III-R Ltd., Series 2013-3RA, Class C, 8.48% (3 mo. Term SOFR + 3.16%), 04/24/2031 (c)	4,000,000	4,011,588
CIFC Funding 2019-I Ltd., Series 2019-1A, Class DR, 8.69% (3 mo. Term SOFR + 3.36%), 04/20/2032 (c)	1,750,000	1,758,706
CIFC Funding 2019-III Ltd., Series 2019-3A, Class CR, 8.64% (3 mo. Term SOFR + 3.31%), 10/16/2034 (c)	2,480,000	2,492,747
CIFC Funding 2020-I Ltd., Series 2020-1A, Class ER, 11.84% (3 mo. Term SOFR + 6.51%), 07/15/2036 (c)	2,000,000	2,010,718
CIFC Funding 2020-IV Ltd., Series 2020-4A, Class D, 8.99% (3 mo. Term SOFR + 3.66%), 01/15/2034 (c)	500,000	502,567
CIFC Funding 2021-II Ltd., Series 2021-2A, Class E, 11.79% (3 mo. Term SOFR + 6.46%), 04/15/2034 (c)	6,500,000	6,545,480
CIFC Funding 2021-III Ltd.
Series 2021-3A, Class D, 8.59% (3 mo. Term SOFR + 3.26%), 07/15/2036 (c)	3,000,000	3,010,170
Series 2021-3A, Class E1, 11.99% (3 mo. Term SOFR + 6.66%), 07/15/2036 (c)	1,150,000	1,156,795
CIFC Funding 2021-VI Ltd., Series 2021-6A, Class D, 8.69% (3 mo. Term SOFR + 3.36%), 10/15/2034 (c)	2,000,000	2,006,026
Clover CLO 2018-1 Ltd., Series 2018-1A, Class D1RR, 8.77% (3 mo. Term SOFR + 3.45%), 04/20/2037 (c)	2,000,000	2,009,896
Dryden 87 CLO Ltd., Series 2021-87A, Class D, 8.54% (3 mo. Term SOFR + 3.21%), 05/20/2034 (c)	1,000,000	984,977
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, 11.67% (3 mo. Term SOFR + 6.35%), 04/20/2035 (c)	1,000,000	1,009,107
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 9.12% (3 mo. Term SOFR + 3.80%), 04/20/2037 (c)	1,000,000	1,021,952
Elmwood CLO 18 Ltd., Series 2022-5A, Class D, 9.57% (3 mo. Term SOFR + 4.25%), 07/17/2033 (c)	3,000,000	3,018,555
Elmwood CLO 19 Ltd., Series 2022-6A, Class DR, 9.47% (3 mo. Term SOFR + 4.15%), 10/17/2036 (c)	4,800,000	4,940,640
Elmwood CLO VII Ltd., Series 2020-4A, Class DR, 9.47% (3 mo. Term SOFR + 4.15%), 01/17/2034 (c)	3,490,000	3,500,554
Elmwood CLO X Ltd., Series 2021-3A, Class DR, 8.63% (3 mo. Term SOFR + 3.30%), 07/20/2037 (c)	1,500,000	1,510,013
Elmwood CLO XII Ltd., Series 2021-5A, Class E, 11.94% (3 mo. Term SOFR + 6.61%), 01/20/2035 (c)	4,900,000	4,929,748
GoldenTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class ER2, 12.09% (3 mo. Term SOFR + 6.76%), 04/20/2034 (c)	2,000,000	2,009,808
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class D, 8.44% (3 mo. Term SOFR + 3.11%), 04/20/2030 (c)	1,500,000	1,505,141
HPS Loan Management 14-2019 Ltd., Series 14A-19, Class ER, 11.74% (3 mo. Term SOFR + 6.41%), 01/25/2034 (c)	2,500,000	2,513,383
KKR CLO 41 Ltd., Series 2022-41A, Class D, 8.58% (3 mo. Term SOFR + 3.25%), 04/15/2035 (c)	1,000,000	1,002,002
Madison Park Funding LI Ltd., Series 2021-51A, Class E, 11.86% (3 mo. Term SOFR + 6.53%), 07/19/2034 (c)	1,000,000	1,008,474
Madison Park Funding LXII Ltd., Series 2022-62A, Class DR, 11.17% (3 mo. Term SOFR + 5.85%), 07/17/2036 (c)	1,000,000	1,041,869
Madison Park Funding XLVI Ltd.
Series 2020-46A, Class DR, 8.74% (3 mo. Term SOFR + 3.41%), 10/15/2034(c)	3,200,000	3,213,344
Series 2020-46A, Class ER, 11.84% (3 mo. Term SOFR + 6.51%), 10/15/2034(c)	1,250,000	1,259,535
Madison Park Funding XLVII Ltd., Series 2020-47A, Class ER, 11.98% (3 mo. Term SOFR + 6.65%), 04/19/2037 (c)	2,000,000	2,020,490
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, 11.84% (3 mo. Term SOFR + 6.51%), 04/19/2033 (c)	1,500,000	1,506,894
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, 8.94% (3 mo. Term SOFR + 3.61%), 04/25/2032 (c)	1,500,000	1,503,065
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class D1A, 9.07% (3 mo. Term SOFR + 3.75%), 04/15/2037 (c)	7,000,000	7,059,374
Magnetite CLO XXVI Ltd., Series 2020-26A, Class DR, 8.44% (3 mo. Term SOFR + 3.11%), 07/25/2034 (c)	4,000,000	4,021,024
Magnetite CLO XXVII Ltd., Series 2020-27A, Class DR, 8.44% (3 mo. Term SOFR + 3.11%), 10/20/2034 (c)	1,000,000	1,001,896
Magnetite CLO XXXI Ltd., Series 2021-31A, Class D, 8.59% (3 mo. Term SOFR + 3.26%), 07/15/2034 (c)	1,000,000	1,004,962
Magnetite CLO XXXV Ltd., Series 2022-35A, Class DR, 9.32% (3 mo. Term SOFR + 4.00%), 10/25/2036 (c)	2,000,000	2,056,000
Magnetite CLO XXXVII Ltd., Series 2023-37A, Class D, 9.32% (3 mo. Term SOFR + 4.00%), 10/20/2036 (c)	4,000,000	4,112,960
Myers Park CLO Ltd., Series 2018-1A, Class D, 8.64% (3 mo. Term SOFR + 3.31%), 10/20/2030 (c)	1,000,000	1,002,488
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class ER, 11.69% (3 mo. Term SOFR + 6.36%), 01/20/2032 (c)	850,000	854,762
Neuberger Berman Loan Advisers CLO 36 Ltd., Series 2020-36A, Class ER2, 12.63% (3 mo. Term SOFR + 7.30%), 04/20/2033 (c)	2,650,000	2,665,614
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class ER, 11.34% (3 mo. Term SOFR + 6.01%), 07/20/2031 (c)	2,250,000	2,260,670
OCP CLO 2020-20 Ltd., Series 2020-20A, Class D1R, 8.89% (3 mo. Term SOFR + 3.60%), 04/18/2037 (c)	3,150,000	3,165,000
Octagon 55 Ltd., Series 2021-1A, Class D, 8.69% (3 mo. Term SOFR + 3.36%), 07/20/2034 (c)	1,575,000	1,578,728
Octagon 62 Ltd., Series 2022-1A, Class E, 13.08% (3 mo. Term SOFR + 7.75%), 01/20/2036 (c)	4,500,000	4,582,413
Octagon Investment Partners 41 Ltd., Series 2019-2A, Class DR, 8.79% (3 mo. Term SOFR + 3.46%), 10/15/2033 (c)	2,500,000	2,507,802
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class ER, 12.62% (3 mo. Term SOFR + 7.33%), 04/15/2037 (c)	2,500,000	2,511,508
OHA Credit Funding 1 Ltd., Series 2018-1A, Class D1R, 8.91% (3 mo. Term SOFR + 3.60%), 04/20/2037 (c)	4,000,000	4,105,652
OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 8.49% (3 mo. Term SOFR + 3.16%), 07/02/2035 (c)	5,250,000	5,270,029
OHA Credit Funding 5 Ltd., Series 2020-5A, Class E, 11.84% (3 mo. Term SOFR + 6.51%), 04/18/2033 (c)	1,000,000	1,008,694
OHA Credit Funding 8 Ltd.
Series 2021-8A, Class D, 8.44% (3 mo. Term SOFR + 3.11%), 01/18/2034 (c)	4,500,000	4,507,105
Series 2021-8A, Class E, 11.59% (3 mo. Term SOFR + 6.26%), 01/18/2034 (c)	2,000,000	2,012,164
OHA Credit Funding 9 Ltd., Series 2021-9A, Class E, 11.84% (3 mo. Term SOFR + 6.51%), 07/19/2035 (c)	1,000,000	1,012,879
OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, 8.49% (3 mo. Term SOFR + 3.16%), 02/20/2034 (c)	5,720,000	5,729,758
OHA Credit Partners XI Ltd., Series 2015-11A, Class D1R2, 8.42% (3 mo. Term SOFR + 3.10%), 04/20/2037 (c)	4,300,000	4,305,027
OHA Credit Partners XIII Ltd.
Series 2016-13A, Class DR, 8.79% (3 mo. Term SOFR + 3.46%), 10/25/2034 (c)	1,125,000	1,130,861
Series 2016-13A, Class ER, 11.84% (3 mo. Term SOFR + 6.51%), 10/25/2034 (c)	1,000,000	1,005,456
OHA Loan Funding 2015-1 Ltd., Series 2015-1A, Class ER3, 12.24% (3 mo. Term SOFR + 6.91%), 01/19/2037 (c)	540,000	549,256
Palmer Square CLO 2021-1 Ltd., Series 2021-1A, Class C, 8.29% (3 mo. Term SOFR + 2.96%), 04/20/2034 (c)	1,000,000	1,001,561
Palmer Square CLO 2021-2 Ltd., Series 2021-2A, Class D, 8.49% (3 mo. Term SOFR + 3.16%), 07/15/2034 (c)	1,000,000	1,002,645
Palmer Square CLO 2021-3 Ltd., Series 2021-3A, Class E, 11.74% (3 mo. Term SOFR + 6.41%), 01/15/2035 (c)	2,400,000	2,418,648
Palmer Square CLO 2021-4 Ltd., Series 2021-4A, Class D, 8.54% (3 mo. Term SOFR + 3.21%), 10/15/2034 (c)	2,000,000	2,005,138
Palmer Square CLO 2022-1 Ltd., Series 2022-1A, Class E, 11.68% (3 mo. Term SOFR + 6.35%), 04/20/2035 (c)	2,000,000	2,018,214
Palmer Square CLO 2023-4 Ltd., Series 2023-4A, Class D, 9.58% (3 mo. Term SOFR + 4.25%), 10/20/2033 (c)	2,500,000	2,513,955
Palmer Square Loan Funding 2022-4 Ltd., Series 2022-4A, Class C, 9.82% (3 mo. Term SOFR + 4.50%), 07/24/2031 (c)	3,000,000	3,008,376
Point Au Roche Park CLO Ltd., Series 2021-1A, Class D, 8.39% (3 mo. Term SOFR + 3.06%), 07/20/2034 (c)	3,000,000	3,004,908
Rad CLO 10 Ltd., Series 2021-10A, Class D, 8.34% (3 mo. Term SOFR + 3.01%), 04/23/2034 (c)	6,000,000	6,010,836
Rad CLO 15 Ltd., Series 2021-15A, Class D, 8.64% (3 mo. Term SOFR + 3.31%), 01/20/2034 (c)	1,000,000	1,002,680
Regatta XX Funding Ltd., Series 2021-2A, Class E, 11.84% (3 mo. Term SOFR + 6.51%), 10/15/2034 (c)	2,250,000	2,268,504
RR 14 Ltd., Series 2021-14A, Class C, 8.49% (3 mo. Term SOFR + 3.16%), 04/15/2036 (c)	2,000,000	1,996,620
RR 15 Ltd.
Series 2021-15A, Class C, 8.49% (3 mo. Term SOFR + 3.16%), 04/15/2036 (c)	1,000,000	1,001,339
Series 2021-15A, Class D, 11.79% (3 mo. Term SOFR + 6.46%), 04/15/2036 (c)	2,500,000	2,506,642
RR 7 Ltd., Series 2019-7A, Class D1B, 11.83% (3 mo. Term SOFR + 6.50%), 01/15/2037 (c)	4,750,000	4,765,922
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, 11.79% (3 mo. Term SOFR + 6.46%), 01/20/2034 (c)	1,500,000	1,506,912
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class E, 12.09% (3 mo. Term SOFR + 6.76%), 04/20/2034 (c)	1,000,000	1,005,755
Symphony CLO XXVIII Ltd., Series 2021-28A, Class D, 8.74% (3 mo. Term SOFR + 3.41%), 10/23/2034 (c)	1,500,000	1,502,397
Symphony Static CLO I Ltd., Series 2021-1A, Class E1, 10.94% (3 mo. Term SOFR + 5.61%), 10/25/2029 (c)	2,500,000	2,503,328
Thayer Park CLO Ltd., Series 2017-1A, Class DR, 11.84% (3 mo. Term SOFR + 6.51%), 04/20/2034 (c)	3,500,000	3,519,912
TICP CLO V 2016-1 Ltd., Series 2016-5A, Class DR, 8.73% (3 mo. Term SOFR + 3.41%), 07/17/2031 (c)	1,000,000	1,002,663
TICP CLO XIII Ltd., Series 2019-13A, Class DR, 8.74% (3 mo. Term SOFR + 3.41%), 04/15/2034 (c)	1,000,000	1,004,432
Trestles CLO VI Ltd., Series 2023-6A, Class E, 11.86% (3 mo. Term SOFR + 6.50%), 01/25/2036 (c)	2,500,000	2,532,790
Wellman Park CLO Ltd., Series 2021-1A, Class E, 11.84% (3 mo. Term SOFR + 6.51%), 07/15/2034 (c)	2,000,000	2,016,298
		251,770,209

Jersey - 14.1%
AGL CLO 21 Ltd., Series 2022-21A, Class E, 13.95% (3 mo. Term SOFR + 8.62%), 07/27/2035 (c)	1,750,000	1,779,500
AGL CLO 23 Ltd., Series 2022-23A, Class E, 14.08% (3 mo. Term SOFR + 8.75%), 01/20/2036 (c)	3,000,000	3,107,730
AGL CLO 30 Ltd., Series 2024-30A, Class D, 8.78% (3 mo. Term SOFR + 3.45%), 04/21/2037 (c)	3,000,000	3,011,202
Apidos CLO XL Ltd., Series 2022-40A, Class E, 13.02% (3 mo. Term SOFR + 7.69%), 07/15/2035 (c)	1,000,000	1,011,398
Apidos CLO XLIII Ltd., Series 2023-43A, Class E, 13.07% (3 mo. Term SOFR + 7.75%), 04/25/2035 (c)	3,000,000	3,109,314
Apidos CLO XXXIX Ltd., Series 2022-39A, Class D, 8.67% (3 mo. Term SOFR + 3.35%), 04/21/2035 (c)	1,500,000	1,505,177
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class D, 10.01% (3 mo. Term SOFR + 4.68%), 10/15/2036 (c)	3,000,000	3,042,231
Ares LXIX CLO Ltd., Series 2024-69A, Class E, 11.83% (3 mo. Term SOFR + 6.50%), 04/15/2036 (c)	4,000,000	4,034,412
Bain Capital Credit CLO 2022-3 Ltd., Series 2022-3A, Class D, 9.02% (3 mo. Term SOFR + 3.70%), 07/17/2035 (c)	500,000	501,172
Bain Capital Credit CLO 2022-6 Ltd., Series 2022-6A, Class E, 14.08% (3 mo. Term SOFR + 8.75%), 10/22/2035 (c)	5,000,000	5,150,380
Bain Capital Credit CLO 2023-1 Ltd., Series 2023-1A, Class D, 10.23% (3 mo. Term SOFR + 4.90%), 04/16/2036 (c)	2,000,000	2,046,500
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class E, 13.13% (3 mo. Term SOFR + 7.81%), 01/25/2036 (c)	2,000,000	2,056,412
Dryden 108 CLO Ltd., Series 2022-108A, Class D, 9.58% (3 mo. Term SOFR + 4.25%), 07/18/2035 (c)	1,000,000	1,005,196
Dryden 112 CLO Ltd., Series 2022-112A, Class DR, 9.82% (3 mo. Term SOFR + 4.50%), 11/15/2036 (c)	1,000,000	1,015,898
Elmwood CLO 15 Ltd., Series 2022-2A, Class D, 9.00% (3 mo. Term SOFR + 3.67%), 04/22/2035 (c)	250,000	251,247
Goldentree Loan Opportunities US CLO 15 Ltd., Series 2022-15A, Class ER, 11.83% (3 mo. Term SOFR + 6.50%), 10/20/2036 (c)	2,500,000	2,596,653
Goldentree Loan Opportunities US CLO 16 Ltd., Series 2022-16A, Class ER, 11.83% (3 mo. Term SOFR + 6.50%), 01/20/2034 (c)	4,000,000	4,057,308
Invesco US CLO 2023-1 Ltd., Series 2023-1A, Class ER, 12.19% (3 mo. Term SOFR + 6.90%), 04/22/2037 (c)	1,000,000	1,012,030
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class E, 12.32% (3 mo. Term SOFR + 7.00%), 07/25/2034 (c)	1,000,000	1,005,122
Neuberger Berman Loan Advisers CLO 50 Ltd., Series 2022-50A, Class E, 13.07% (3 mo. Term SOFR + 7.74%), 07/23/2036 (c)	2,000,000	2,029,064
Palmer Square CLO 2020-3 Ltd.
Series 2020-3A, Class CR2, 9.57% (3 mo. Term SOFR + 4.25%), 11/15/2036 (c)	1,000,000	1,032,467
Series 2020-3A, Class DR2, 12.57% (3 mo. Term SOFR + 7.25%), 11/15/2036 (c)	925,000	940,155
Regatta XXVII Funding Ltd., Series 2024-1A, Class E, 11.80% (3 mo. Term SOFR + 6.50%), 04/26/2037 (c)	2,000,000	2,038,636
Valley Stream Park CLO Ltd., Series 2022-1A, Class DR, 9.47% (3 mo. Term SOFR + 4.15%), 10/20/2034 (c)	1,500,000	1,511,133
		48,850,337

United States - 0.4%
Clover CLO 2019-2 Ltd., Series 2019-2A, Class ER, 11.99% (3 mo. Term SOFR + 6.66%), 10/25/2033 (c)	1,500,000	1,506,525
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $296,782,705)		302,378,452

TOTAL INVESTMENTS - 87.3% (Cost $296,782,705)		302,378,452
Money Market Deposit Account - 12.9% (d)		44,781,532
Liabilities in Excess of Other Assets - (0.2)%		(628,355)
TOTAL NET ASSETS - 100.0%		$346,531,629

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2024.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $302,378,452 or 87.3% of the Fund’s net assets.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Assets
Collateralized Loan Obligations	$–	$302,378,452	$–	$302,378,452
Total Investments	$–	$302,378,452	$–	$302,378,452

Refer to the Schedule of Investments for additional information.